Note 9 - Related Party Transactions (Details) $ in Millions	Jun. 30, 2021 USD ($) [1]
Details
Balance on commercial loan (including principal and accrued interest)	$ 1.8
Balance on loan for premium payments (including principal and accrued interest)	$ 0.4

[1]	Please refer to the disclosure contained in Note 12 “Related Party Transactions” in the Notes to Consolidated Financial Statements in the Company’s Annual Report on Form 10-K as of and for the year ended December 31, 2020 for additional information on related party transactions.